Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments that are Accounted for Using the Equity Method	of December 31, 2024, and 2023, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2023	December 31, 2024
Enterprise Navigator Ethylene Terminal LLC (“Export Terminal Joint Venture”)	50.0%	50.0%
Unigas International B.V. (“Unigas”)	33.3%	33.3%
Dan Unity CO2 A/S ("Dan Unity")	50.0%	50.0%
Luna Pool Agency Limited (“Pool Agency”)	50.0%	50.0%
Azane Fuel Solutions AS ("Azane")	9.5%	9.5%
Bluestreak CO2 Limited ("Bluestreak")	50.0%	50.0%

Schedule of Movement in Equity Method Investments
The table below represents movement in the Company’s equity method investments, as of December 31, 2024, 2023 and 2022:

	2022	2023	2024
	(in thousands)
Equity method investments at January 1	$150,209	$148,534	$174,910
Equity contributions to joint venture entity	—	35,000	89,000
Equity method investments – additions	—	1,559	—
Share of results	25,794	20,607	16,911
Distributions received from equity method investments	(27,469)	(30,790)	(27,092)
Total equity method investments at December 31	$148,534	$174,910	$253,729

Schedule of Summarized Balance Sheet for Equity Method Investments
The summarized balance sheet data of the operating entity investments consists of the following:

	December 31, 2022	December 31, 2023	December 31, 2024
		(in thousands)
Current assets	$33,834	$55,731	$48,722
Non-current assets	264,507	304,646	482,965
Total Assets	298,341	360,377	531,687

Current liabilities	13,246	25,793	34,251
Non-current liabilities	32	296	696
Total Liabilities	13,278	26,089	34,947

Total Equity	$285,063	$334,288	$496,740

Schedule of Summarized Income Statement for Equity Method Investments
The summarized operating data of the operating entity investments was as follows:

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
	(in thousands)
Total revenues	$118,386	$107,792	$95,152
Operating Income	53,116	41,454	35,418
Net income	53,357	41,607	34,843
Net income attributable to the investees	$26,472	$20,671	$17,110